Supplement to the
Fidelity® Total International Equity Fund
Class A, Class M, Class C, Class I, and Class Z
December 30, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2025.
ATIE-SUSTK-0225-105 1.9881413.105	February 3, 2025
Supplement to the
Fidelity® Total International Equity Fund
December 30, 2024
Summary Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2025.
TIE-SUSTK-0225-102 1.9886610.102	February 3, 2025